Share-based payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Weighted average fair value of option granted	$ 2.58		$ 7.45
Weighted average fair value of option granted1	3.97		10.53
Weighted average fair value of option granted11		$ 3.98
Weighted average fair value of option granted minimum			6.70
Weighted average fair value of option granted maximum			$ 10.4
Weighted average fair value of option granted percentage minimum		72.50%	69.50%
Weighted average fair value of option granted percentage maximum		75.00%	77.90%
Risk free interest rate P		0.005
Risk free interest rate P minimum			0.013
Risk free interest rate P maximum			0.017
Weighted average fair value of option granted2	$ 7.72	$ 6.38	$ 10.6
Weighted average remaining contractual life of outstanding share options	4 years 9 months 18 days	5 years 8 months 12 days	6 years
Vested	44,849	33,437	16,761
Unvested	28,169	46,146	50,375
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	45.07%	51.96%	68.60%
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	28.20%	28.58%	22.20%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Range of exercise prices remaining at year end	26.73%	19.46%	9.20%